Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	The following balances are outstanding at the reporting date in relation to transactions with related parties:
	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$
Current payables:
Payables to related parties	234,641	25,667	160,494
Non-current payables:
Payables to related parties	132,896	-	90,901